Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 29 – Subsequent Events

(a)	Acquisition of a Precious Metals Stream on Sibanye-Stillwater’s West Limb Mining Operations

Subsequent to year-end, the Company completed the acquisition of a precious metals stream on Sibanye-Stillwater’s West Limb Mining Operations, as referenced in Note 4 (a).

(b)	Pandora Royalty

Subsequent to year-end, the Company and Stillwater-Sibanye converted the net profit interest on the Pandora property to a net smelter return royalty, as referenced in Note 4 (b).

(c)	Financing Package with Discovery on the Porcupine Complex

Subsequent to year-end, the Company agreed to acquire an NSR on Discovery’s Porcupine Complex and to provide a term loan to Discovery and acquired subscription receipts, as referenced in Note 4 (c).

(d)	Acquisition of Royalty on Hayasa Metals Inc.’s Urasar Project

Subsequent to year-end, the Company acquired an NSR on Hayasa Metals Inc.’s (“Hayasa”) Urasar gold-copper project, as referenced in Note 4 (d).